SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events
SUBSEQUENT EVENTS
NOTE 22: -	SUBSEQUENT EVENTS

a.	Lavie Bio Ltd. was incorporated on January 21, 2019, with aiming to improve food quality and sustainability through the introduction of microbiome-based ag-biologicals products.

b.	Canonic Ltd. was incorporated on March 25, 2019, for the development of next-generation medical cannabis products.

c.	On April 1, 2019, the Company repaid $546, out of its current liabilities in respect of government grants.